Convertible loan receivable (Details Textual)	1 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument Conversion Principal And Accrued Interest Conversion Base | ¥				¥ 100,000,000
Percentage Of Ownership Interests					20.00%
Ryecor China Investment Limited [Member]
Debt Instrument Conversion Principal And Accrued Interest Conversion Base | ¥			¥ 100,000,000
Percentage Of Ownership Interests			51.00%
Debt Instrument, Face Amount | ¥			¥ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Line of Credit Facility, Maximum Borrowing Capacity | ¥			¥ 20,000,000
Proceeds from Lines of Credit | $		$ 3,024,933
Debt Instrument, Maturity Date		Aug. 22, 2018	Aug. 22, 2018
Payments For Loan Guarantee Obligations | $	$ 3,024,933
Long-term Line of Credit | $					$ 3,218,665	$ 3,257,622
Interest Payable | $					$ 184,170	$ 232,690